Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 17, 2012
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787623
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 17, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

TRANSAMERICA FUNDS

Transamerica Multi-Manager Alternative Strategies Portfolio

Supplement to the Prospectus and Summary Prospectus, both as supplemented, and Statement of Additional Information, as amended and restated, of the fund indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of Transamerica Multi-Manager Alternative Strategies Portfolio. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	cik0000787623_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Multi-Manager Alternative Strategies Portfolio

Supplement to the Prospectus and Summary Prospectus, both as supplemented, and Statement of Additional Information, as amended and restated, of the fund indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of Transamerica Multi-Manager Alternative Strategies Portfolio. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Transamerica Multi-Manager Alternative Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000787623_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Multi-Manager Alternative Strategies Portfolio

Supplement to the Prospectus and Summary Prospectus, both as supplemented, and Statement of Additional Information, as amended and restated, of the fund indicated above

Transamerica Asset Management, Inc. will assume the responsibility for the day-to-day management of Transamerica Multi-Manager Alternative Strategies Portfolio. This change is expected to occur on or about April 17, 2012, but may occur sooner.

Investors Should Retain this Supplement for Future Reference

February 17, 2012

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011